Nationwide Bailard Technology Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
S&P North American Technology Sector IndexTM (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.82%	18.02%	22.54%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.10%	11.03%	17.86%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.87%	7.90%	14.75%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.81%	8.09%	14.09%
Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.27%	12.71%	18.93%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.26%	12.71%	18.93%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.08%	12.59%	18.81%